Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of lease obligations

Lease obligations as at December 31 are as follows:

	2019			2018
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Hydro-electrical installations (including power lines and concessions)	—	—	—	52,428	12,577	65,005
Other leases	16,972	8,900	25,872	1,044	422	1,466
Total	16,972	8,900	25,872	53,472	12,999	66,471

Schedule of non-current payment obligations under finance leases by maturity

The detail, by maturity, of the non-current payment obligations under finance leases as of December 31, 2019 is as follows:

	2021	2022	2023	2024	2025 and after	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other leases	6,898	4,835	3,603	920	716	16,972
Total	6,898	4,835	3,603	920	716	16,972

Schedule of minimum lease payments

Future net minimum lease payments are as follows:

	Undiscounted minimum lease payments		Present value of minimum lease payments
	2019	2018	2019	2018
	US$'000	US$'000	US$'000	US$'000
Within 1 year	10,161	13,362	8,900	12,999
Between 1 and 5 years	17,569	61,556	16,256	53,472
After 5 years	911	—	716	—
Total minimum lease payments	28,641	74,918	25,872	66,471
Less: amounts representing finance lease charges	2,769	8,447	—	—
Present value of minimum lease payments	25,872	66,471	25,872	66,471